Antonio Alberti
Managing Director
Securities Operations

NYSE Group

07069062

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalberti@nyse.com

CERTNYS

1- 08787

July 5, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, American International Group, Inc., 6.45% Series A-4 Junior Subordinated Debentures due June 15, 2047 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 5, 2007. Tentative listing date – July 6, 2007.

Sincerely,

END